Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	OCM Mutual Fund
Entity Central Index Key	0000745338
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000101831 [Member]
Shareholder Report [Line Items]
Fund Name	OCM Gold Fund
Class Name	Atlas Class
Trading Symbol	OCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the OCM Gold Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ocmgoldfund.com. You can also request this information by contacting us at 1-800-628-9403.
Additional Information Phone Number	1-800-628-9403
Additional Information Website	https://ocmgoldfund.com
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OCM Gold Fund (Atlas Class/OCMAX)	$222	1.88%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the fiscal year ended November 30, 2024, the OCM Gold Fund’s Atlas Class gained 36.22%, compared to a 28.23% increase in the Philadelphia Gold and Silver Index (“XAU”) and a 33.89% gain for the S&P 500 Index. In the face of a strong U.S. dollar versus other fiat currencies and a robust U.S. equity market, the U.S. dollar gold price (London PM) rose 30.24% over the fiscal period to $2651/oz. Strong physical offtake in Asian markets along with steady central bank demand offset Western selling pressure. Central bank demand remained centered around the theme to diversify into gold as a neutral reserve asset in the face of increased weaponization of sanctions by the West and a deteriorating U.S. fiscal position.
The OCM Gold Fund’s investment strategy is to invest across all market capitalization sectors of the gold and silver mining industry, including major, intermediate, and junior producers along with exploration and development companies. This strategy has led to the Fund’s outperformance of the XAU over long periods of time.
TOP PERFORMANCE CONTRIBUTORS
Catalyst Metals Ltd. | Catalyst Metals Ltd.’s ("Catalyst") share price rose 162.85% over the reporting period. Catalyst’s success is due to the company’s continued execution of increasing production, maintaining costs and successful brownfield exploration. In the past 12-16 months, Catalyst has revamped its leadership team and paid down a majority of the company’s debt without issuing additional equity, a strategy that has set it apart in the Australian junior mining sector. Catalyst represented 3.63% of the Fund's portfolio as of November 30, 2024.
Agnico Eagle Mines Ltd. | Agnico Eagle Mines Ltd.’s ("Agnico") share price rose 55.21% over the reporting period. Agnico owns one of the strongest performances of the major gold producers. The company’s strong operating results and lower perceived geopolitical risk helped lead to the outperformance of its peers. Agnico represented 7.74% of the Fund's portfolio as of November 30, 2024.
Lundin Gold, Inc. | Lundin Gold, Inc.’s ("Lundin") share price rose 96.26% over the reporting period. Lundin was a major benefactor of the rise in the gold price as the company produces over 400,000 ounces annually at a significantly lower cost relative to peers. Lundin also announced the potential for a high-grade deposit to the south of its current successful operation. Lundin represented 4.27% of the Fund's portfolio as of November 30, 2024.
Jaguar Mining, Inc.  | Jaguar Mining, Inc.’s ("Jaguar") share price rose 88.06% over the reporting period. In 2024, Jaguar announced a high-grade discovery at its Pilar mine that helped lift the company’s share price from deep value levels. With no debt on the balance sheet, Jaguar was able to benefit from the rise in gold price by executing on production providing positive exploration results to drive further production in the future. Jaguar represented 6.32% of the Fund's portfolio as of November 30, 2024.
TOP PERFORMANCE DETRACTORS
Barrick Gold Corp. | Barrick Gold Corp.’s ("Barrick") share price underperformed the gold price over the reporting period, declining 1.35%. Barrick suffered significant setbacks with its relationship with the Mali Junta. Barrick’s Loulo-Gounkoto mining complex in Mali accounts for around 14% of its 2025 estimated gold output. Barrick represented 4.94% of the Fund's portfolio as of November 30, 2024.
Endeavour Mining PLC | Endeavour Mining PLC’s ("Endeavour") share price suffered a 12.99% decline over the reporting period. Endeavour’s CEO was dismissed earlier this year and the company has failed to regain market confidence in its leadership. The CEO dismissal combined with investors' hesitancy about West African gold producers were main contributing factors to Endeavour detracting from the Fund’s performance in 2024. Endeavour represented 3.33% of the Fund's portfolio as of November 30, 2024.
B2Gold Corp. | B2Gold Corp.’s ("B2Gold") share price declined 15.54% over the reporting period. B2Gold underperformed its peers as Mali’s political uncertainty combined with capital cost escalation at its Goose Lake mine under construction weighed on investor sentiment. B2Gold represented 2.06% of the Fund's portfolio as of November 30, 2024.
Newmont Corp.  | Newmont Corp.’s ("Newmont") share price rose 1.80%, trailing both the gold price and most peer major producers' performance. Since its acquisition of Newcrest in late 2023, Newmont has not been able to maintain, let alone decrease, its costs. Despite the increased gold price, Newmont has cited labor and production cost increases, which has led it to miss many analysts' expectations. Newmont represented 3.85% of the Fund's portfolio as of November 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
OCM Gold Fund (Atlas Class/OCMAX)	36.22%	12.12%	11.04%
S&P 500 Index	33.89%	15.77%	13.35%
Philadelphia Gold & Silver Index	28.23%	11.98%	9.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ocmgoldfund.com for the most recent performance information.
Net Assets	$ 70,900,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 558,692
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$70.9M
Total number of portfolio holdings	38
Total advisory fee paid	$558,692
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.
Top Ten Holdings
Aya Gold & Silver, Inc.	8.6%
Agnico Eagle Mines Ltd.	7.7%
Alamos Gold, Inc.	7.7%
Wheaton Precious Metals Corp.	7.0%
Jaguar Mining, Inc.	6.3%
Wesdome Gold Mines Ltd.	5.1%
Barrick Gold Corp.	4.9%
Lundin Gold, Inc.	4.3%
Newmont Corp.	3.9%
AngloGold Ashanti PLC	3.7%
INVESTMENTS BY COUNTRY
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Aya Gold & Silver, Inc.	8.6%
Agnico Eagle Mines Ltd.	7.7%
Alamos Gold, Inc.	7.7%
Wheaton Precious Metals Corp.	7.0%
Jaguar Mining, Inc.	6.3%
Wesdome Gold Mines Ltd.	5.1%
Barrick Gold Corp.	4.9%
Lundin Gold, Inc.	4.3%
Newmont Corp.	3.9%
AngloGold Ashanti PLC	3.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000014470 [Member]
Shareholder Report [Line Items]
Fund Name	OCM Gold Fund
Class Name	Investor Class
Trading Symbol	OCMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the OCM Gold Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ocmgoldfund.com. You can also request this information by contacting us at 1-800-628-9403.
Additional Information Phone Number	1-800-628-9403
Additional Information Website	https://ocmgoldfund.com
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OCM Gold Fund (Investor Class/OCMGX)	$280	2.38%

Expenses Paid, Amount	$ 280
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the fiscal year ended November 30, 2024, the OCM Gold Fund’s Investor Class gained 35.46% (29.39% after maximum sales load) compared to a 28.23% increase in the Philadelphia Gold and Silver Index (“XAU”) and a 33.89% gain for the S&P 500 Index. In the face of a strong U.S. dollar versus other fiat currencies and a robust U.S. equity market, the U.S. dollar gold price (London PM) rose 30.24% over the fiscal period to $2651/oz. Strong physical offtake in Asian markets along with steady central bank demand offset Western selling pressure. Central bank demand remained centered around the theme to diversify into gold as a neutral reserve asset in the face of increased weaponization of sanctions by the West and a deteriorating U.S. fiscal position.
The OCM Gold Fund’s investment strategy is to invest across all market capitalization sectors of the gold and silver mining industry, including major, intermediate, and junior producers along with exploration and development companies. This strategy has led to the Fund’s outperformance of the XAU over long periods of time.
TOP PERFORMANCE CONTRIBUTORS
Catalyst Metals Ltd. | Catalyst Metals Ltd.’s ("Catalyst") share price rose 162.85% over the reporting period. Catalyst’s success is due to the company’s continued execution of increasing production, maintaining costs and successful brownfield exploration. In the past 12-16 months, Catalyst has revamped its leadership team and paid down a majority of the company’s debt without issuing additional equity, a strategy that has set it apart in the Australian junior mining sector. Catalyst represented 3.63% of the Fund's portfolio as of November 30, 2024.
Agnico Eagle Mines Ltd. | Agnico Eagle Mines Ltd.’s ("Agnico") share price rose 55.21% over the reporting period. Agnico owns one of the strongest performances of the major gold producers. The company’s strong operating results and lower perceived geopolitical risk helped lead to the outperformance of its peers. Agnico represented 7.74% of the Fund's portfolio as of November 30, 2024.
Lundin Gold, Inc. | Lundin Gold, Inc.’s ("Lundin") share price rose 96.26% over the reporting period. Lundin was a major benefactor of the rise in the gold price as the company produces over 400,000 ounces annually at a significantly lower cost relative to peers. Lundin also announced the potential for a high-grade deposit to the south of its current successful operation. Lundin represented 4.27% of the Fund's portfolio as of November 30, 2024.
Jaguar Mining, Inc.  | Jaguar Mining, Inc.’s ("Jaguar") share price rose 88.06% over the reporting period. In 2024, Jaguar announced a high-grade discovery at its Pilar mine that helped lift the company’s share price from deep value levels. With no debt on the balance sheet, Jaguar was able to benefit from the rise in gold price by executing on production providing positive exploration results to drive further production in the future. Jaguar represented 6.32% of the Fund's portfolio as of November 30, 2024.
TOP PERFORMANCE DETRACTORS
Barrick Gold Corp. | Barrick Gold Corp.’s ("Barrick") share price underperformed the gold price over the reporting period, declining 1.35%. Barrick suffered significant setbacks with its relationship with the Mali Junta. Barrick’s Loulo-Gounkoto mining complex in Mali accounts for around 14% of its 2025 estimated gold output. Barrick represented 4.94% of the Fund's portfolio as of November 30, 2024.
Endeavour Mining PLC | Endeavour Mining PLC’s ("Endeavour") share price suffered a 12.99% decline over the reporting period. Endeavour’s CEO was dismissed earlier this year and the company has failed to regain market confidence in its leadership. The CEO dismissal combined with investors' hesitancy about West African gold producers were main contributing factors to Endeavour detracting from the Fund’s performance in 2024. Endeavour represented 3.33% of the Fund's portfolio as of November 30, 2024.
B2Gold Corp. | B2Gold Corp.’s ("B2Gold") share price declined 15.54% over the reporting period. B2Gold underperformed its peers as Mali’s political uncertainty combined with capital cost escalation at its Goose Lake mine under construction weighed on investor sentiment. B2Gold represented 2.06% of the Fund's portfolio as of November 30, 2024.
Newmont Corp.  | Newmont Corp.’s ("Newmont") share price rose 1.80%, trailing both the gold price and most peer major producers' performance. Since its acquisition of Newcrest in late 2023, Newmont has not been able to maintain, let alone decrease, its costs. Despite the increased gold price, Newmont has cited labor and production cost increases, which has led it to miss many analysts' expectations. Newmont represented 3.85% of the Fund's portfolio as of November 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
OCM Gold Fund (Investor Class/OCMGX)	29.39%	10.42%	9.75%
OCM Gold Fund (Investor Class/OCMGX)—excluding sales load	35.46%	11.45%	10.26%
S&P 500 Index	33.89%	15.77%	13.35%
Philadelphia Gold & Silver Index	28.23%	11.98%	9.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ocmgoldfund.com for the most recent performance information.
Net Assets	$ 70,900,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 558,692
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$70.9M
Total number of portfolio holdings	38
Total advisory fee paid	$558,692
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.
Top Ten Holdings
Aya Gold & Silver, Inc.	8.6%
Agnico Eagle Mines Ltd.	7.7%
Alamos Gold, Inc.	7.7%
Wheaton Precious Metals Corp.	7.0%
Jaguar Mining, Inc.	6.3%
Wesdome Gold Mines Ltd.	5.1%
Barrick Gold Corp.	4.9%
Lundin Gold, Inc.	4.3%
Newmont Corp.	3.9%
AngloGold Ashanti PLC	3.7%
INVESTMENTS BY COUNTRY
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Aya Gold & Silver, Inc.	8.6%
Agnico Eagle Mines Ltd.	7.7%
Alamos Gold, Inc.	7.7%
Wheaton Precious Metals Corp.	7.0%
Jaguar Mining, Inc.	6.3%
Wesdome Gold Mines Ltd.	5.1%
Barrick Gold Corp.	4.9%
Lundin Gold, Inc.	4.3%
Newmont Corp.	3.9%
AngloGold Ashanti PLC	3.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.